Administrative Expenses (Details) - Schedule of administrative expenses - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Schedule of administrative expenses [Abstract]
Staff expense		$ 1,248,056	$ 1,193,864
Rental expense		340,752	703,011
Depreciation and amortization expense		235,604	84,288
Utilities expense		81,255	85,467
Travelling and entertainment expense		77,747	45,436
Professional fees		331,522	488,504
Repairs and maintenance		26,226	40,774
Employee benefits		353,358	566,561
Other service fees		153,906	368,397
Other expenses	[1]	423,182	518,230
Administrative expenses		$ 3,271,608	$ 4,094,532

[1]	Other expenses mainly comprised of stock-based compensation, office expenses, stamp duties, training costs, etc.